REVENUE	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
REVENUE

14 Revenue

	Years end December 31,
	2021	2020
	US$	US$

Remittance services	30,196,550	29,245,132
Sales of Airtime	24,538,576	22,054,903
Other services	2,766,245	10,264,804
	57,501,370	61,564,838

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS